Schedule of intangible assets (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Indefinite-Lived Intangible Assets [Line Items]
Total		¥ 270,511	¥ 137,298
Less: impairment		(265)
Intangible assets		270,246	137,298
Micro Lending License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		88,360	77,760
Insurance Brokerage License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		34,667	34,667
Multi Finance License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		18,653	19,490
Collection License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		5,116	5,116
Factoring License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		265	265
Australian Credit License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	[1]	¥ 123,450

[1]	Australian Credit License was acquired through the Group’s acquisition with Fundo (Note 3).